Statements of Operations - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Change in fair value of warrant liability		$ 6,095,170
Income tax (provision) benefit		$ 0
Common Class A [Member]
Earnings (loss) per share
Class A common stock - basic and diluted (in dollars per share)	$ (0.27)	$ 0.17
Common Class B [Member]
Earnings (loss) per share
Class A common stock - basic and diluted (in dollars per share)	$ (0.27)	$ 0.17
Predecessor [Member]
Professional fees and other expenses	$ (656,563)	$ (2,345,854)
State franchise taxes, other than income tax	(70,542)	(200,000)
General and administrative costs	(241,749)	(639,439)
Change in fair value of warrant liability	(2,070,328)	6,095,170
Net income (loss) income from operations	(3,039,182)	2,909,877
Other income - interest and dividend income	0	35,423
Gain on disposition of investments	12,297	0
Unrealized gain on marketable securities held in Trust	2,081	1,619
Income (loss) before income taxes	(3,024,804)	2,946,919
Income tax (provision) benefit	0	0
Net income (loss) attributable to Sky Harbour Group Corporation shareholders	$ (3,024,804)	$ 2,946,919
Predecessor [Member] | Common Class A [Member]
Earnings (loss) per share
Class A common stock - basic and diluted (in dollars per share)	$ (0.27)	$ 0.17
Predecessor [Member] | Common Class B [Member]
Earnings (loss) per share
Class A common stock - basic and diluted (in dollars per share)	$ (0.27)	$ 0.17